CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (7,553)	$ (13,412)	$ (63,689)	$ (78,539)
Other comprehensive income, net of tax
Unrealized loss on available for sale securities	(289)	0	(361)	0
Reclass of available for sale securities to Consolidated Statements of Operations	650	0
Other comprehensive loss	361	0	(361)	0
Comprehensive loss	$ (7,192)	$ (13,412)	$ (64,050)	$ (78,539)